Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets

Note 4 - Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	June 30, 2014	December 31, 2013
	(unaudited)
Prepaid rent	$26,000	$26,000
Prepaid insurance	2,000	11,000
Prepaid licenses	4,000	6,000
Prepaid fees	5,000	3,000
Prepaid deposit	8,000	-
Prepaid professional fees	55,000	-
Total	$100,000	$46,000

Note 4 -  Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2013	2012

Payroll advance	$—	$2,000
Prepaid rent	26,000	—
Prepaid insurance	11,000	2,000
Prepaid professional fees	—	5,000
Prepaid licenses	6,000	—
Prepaid fees	3,000	—
Total	$46,000	$9,000